Offerings	Oct. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.01 per share(4)
Maximum Aggregate Offering Price	$ 23,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-290568).Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.Includes the price of additional shares of Common Stock that may be issued upon exercise of the option granted to the underwriter to cover over-allotments, if any.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the additional common stock and pre-funded warrants (including the common stock issuable upon exercise of such pre-funded warrants) being registered hereby, if any, is $23,000,000.The Registrant previously paid aggregate filing fees of $19,349.54 in connection with a previous filing of its registration statement on Form S-1 (File No. 333-290568).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants(4)(5)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-290568).Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.Includes the price of additional shares of Common Stock that may be issued upon exercise of the option granted to the underwriter to cover over-allotments, if any.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the additional common stock and pre-funded warrants (including the common stock issuable upon exercise of such pre-funded warrants) being registered hereby, if any, is $23,000,000.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.The Registrant previously paid aggregate filing fees of $19,349.54 in connection with a previous filing of its registration statement on Form S-1 (File No. 333-290568).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of pre-funded warrants(4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-290568).Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.Includes the price of additional shares of Common Stock that may be issued upon exercise of the option granted to the underwriter to cover over-allotments, if any.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the additional common stock and pre-funded warrants (including the common stock issuable upon exercise of such pre-funded warrants) being registered hereby, if any, is $23,000,000.The Registrant previously paid aggregate filing fees of $19,349.54 in connection with a previous filing of its registration statement on Form S-1 (File No. 333-290568).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants(5)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-290568).Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.Includes the price of additional shares of Common Stock that may be issued upon exercise of the option granted to the underwriter to cover over-allotments, if any.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.The Registrant previously paid aggregate filing fees of $19,349.54 in connection with a previous filing of its registration statement on Form S-1 (File No. 333-290568).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Representative Warrants(6)
Maximum Aggregate Offering Price	$ 1,518,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 209.64
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-290568).Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.Includes the price of additional shares of Common Stock that may be issued upon exercise of the option granted to the underwriter to cover over-allotments, if any.The registrant has agreed to issue upon the closing of this offering, warrants to Ladenburg Thalmann & Co. Inc. entitling it to purchase up to 4.0% of the aggregate shares of common stock sold in this offering. The exercise price of the warrants is equal to 165% of the public offering price of the common stock offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Representative Warrants is $1,518,000, which is equal to 165% of $920,000 (4% of $23,000,000).The Registrant previously paid aggregate filing fees of $19,349.54 in connection with a previous filing of its registration statement on Form S-1 (File No. 333-290568).